UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     02/06/2012

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $411,466
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
ANALOG DEVICES			COM	32654105	 12,036,005.58 	 336255  SH 	Sole	N/A	Sole
APPLIED MATERIALS INC(NAS)	COM	38222105	 19,182,909.30 	 1790922  SH 	Sole	N/A	Sole
CME GROUP RESTRICT		COM	12572Q105	 1,462,020.00 	 6000  SH 	Sole	N/A	Sole
CSX CORP [NYS]			COM	126408103	 3,474,507.30 	 165000  SH 	Sole	N/A	Sole
CATERPILLAR INC			COM	149123101	 2,717,286.00 	 30000  SH 	Sole	N/A	Sole
CHEVRON CORP			COM	166764100	 22,067,940.30 	 207178  SH 	Sole	N/A	Sole
CISCO SYSTEMS INC [NAS]		COM	17275R102	 20,187,291.32 	 1114491  SH 	Sole	N/A	Sole
COLGATE-PALMOLIVE CO		COM	194162103	 21,162,345.92 	 228895  SH 	Sole	N/A	Sole
CUMMINS INC(NYS)		COM	231021106	 2,647,311.60 	 30000  SH 	Sole	N/A	Sole
DIAMOND OFFSHORE DRILLING	COM	25271C102	 17,804,101.05 	 320818  SH 	Sole	N/A	Sole
EAGLE MATERIALS INC (USD)	COM	26969P108	 2,819,458.40 	 110000  SH 	Sole	N/A	Sole
EMERSON ELECTRIC CO		COM	291011104	 18,883,202.63 	 405948  SH 	Sole	N/A	Sole
EXXON MOBIL CORP		COM	30231G102	 22,483,749.76 	 265159  SH 	Sole	N/A	Sole
FEDEX CORP			COM	31428X106	 3,637,136.79 	 43500  SH 	Sole	N/A	Sole
FLUOR CORP			COM	343412102	 15,759,309.78 	 313275  SH 	Sole	N/A	Sole
FREEPORT-MCMORAN COPPER-B	COM	35671D857	 21,024,244.34 	 572545  SH 	Sole	N/A	Sole
GENESEE & WYOMING INC-CL A	COM	371559105	 4,216,699.30 	 69600  SH 	Sole	N/A	Sole
INTEL CORP			COM	458140100	 20,194,772.33 	 830835  SH 	Sole	N/A	Sole
JOHNSON & JOHNSON		COM	478160104	 20,807,655.36 	 317252  SH 	Sole	N/A	Sole
KLA-TENCOR CORPORATION (NAS)	COM	482480100	 9,981,376.50 	 206612  SH 	Sole	N/A	Sole
ELI LILLY & CO			COM	532457108	 23,078,434.24 	 555304  SH 	Sole	N/A	Sole
MANITOWOC COMPANY INC		COM	563571108	 2,753,431.13 	 301250  SH 	Sole	N/A	Sole
MEDTRONIC INC (NYS)		COM	585055106	 23,237,603.42 	 609194  SH 	Sole	N/A	Sole
MICROSOFT CORP			COM	594918104	 20,928,647.17 	 806189  SH 	Sole	N/A	Sole
MOSAIC CO/THE (NYS)		COM	61945C103	 3,938,606.10 	 78300  SH 	Sole	N/A	Sole
PFIZER INC			COM	717081103	 22,462,264.88 	 1037312  SH 	Sole	N/A	Sole
PROCTER & GAMBLE CO		COM	742718109	 15,072,183.69 	 225807  SH 	Sole	N/A	Sole
SPX CORP			COM	784635104	 4,282,592.44 	 70900  SH 	Sole	N/A	Sole
TIMKEN CO			COM	887389104	 3,871,983.02 	 100050  SH 	Sole	N/A	Sole
UNION PACIFIC CORP		COM	907818108	 2,760,623.48 	 26100  SH 	Sole	N/A	Sole
UNITED PARCEL SERVICE-CL B	COM	911312106	 4,459,879.92 	 60900  SH 	Sole	N/A	Sole
UNITED RENTALS INC		COM	911363109	 2,666,997.00 	 90000  SH 	Sole	N/A	Sole
UNITED TECHNOLOGIES CORP	COM	913017109	 19,403,138.46 	 265063  SH 	Sole	N/A	Sole
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